Loan Principal and Financing Service Fee Receivables - Summary of Nonaccrual Loan Principal (Detail) - Loan principal [Member]	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loan principal	¥ 91,016,662	$ 14,282,500	¥ 254,885,248
Less: allowance for nonaccrual loan principal	(89,311,940)	(14,014,992)	(249,361,894)
Nonaccrual loan principal, net	¥ 1,704,722	$ 267,508	¥ 5,523,354